STOCK OPTIONS (Details Narrative)	12 Months Ended
Dec. 31, 2020 shares
2009 Executive Compensation Plan [Member]
Number of shares authorized	267
Number of shares granted	220
Number of shares forfited	184
Number of shares available for future issuence	231
Inducement Award Stock Option Plan [Member]
Maximum grants under plan	400
Number of shares granted	282
Number of shares forfited	130
Number of shares available for future issuence	248
2007 Executive Compensation Plan [Member]
Maximum annual grants	67
2007 Executive Compensation Plan [Member] | Common Stock [Member]
Number of shares granted	241
Number of shares forfited	202
Number of shares available for future issuence	228
2017 Equity Compensation Plan [Member]
Maximum grants under plan	2,667
Number of shares available for future issuence	2,667